Investments (Details) - EBP 026 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Minimum crediting rate	0.00%
Total investments	$ 1,503,371	$ 1,627,713
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2020 Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	0	28,275
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2025 Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	67,324	77,155
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2030 Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	111,669	131,363
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2035 Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	99,012	98,764
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2040 Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	95,936	96,440
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2045 Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	49,670	47,058
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2050 Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	58,494	58,436
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2055 Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	42,025	37,803
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2060 Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	25,304	23,523
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2065 Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	16,976	13,020
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement Income Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	32,879	11,286
Investment, Identifier [Axis]: Collective Trusts, Bond Market Index Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	104,753	115,986
Investment, Identifier [Axis]: Collective Trusts, International Stock Index Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	115,027	115,921
Investment, Identifier [Axis]: Collective Trusts, Russell Small Cap Index Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	51,978	59,334
Investment, Identifier [Axis]: Collective Trusts, S&P 500 Index Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	362,735	392,516
Investment, Identifier [Axis]: Collective Trusts, S&P Mid-Cap Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	111,178	126,162
Investment, Identifier [Axis]: Common Stock and Mutual Funds, Self-Managed Account
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	9,576	9,413
Investment, Identifier [Axis]: Common Stock and Mutual Funds, Sonoco Stock Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	33,124	41,050
Investment, Identifier [Axis]: Stable Value Fund, Short-Term Investment Fund II
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	2,940	4,507
Investment, Identifier [Axis]: Stable Value Fund, Synthetic guaranteed investment contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	112,771	139,701
Common Stock and Mutual Funds
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	42,700	50,463
Collective Trusts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	1,344,960	1,433,042
Stable Value Fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments	$ 115,711	$ 144,208